ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance, beginning of period	$ (2,476)
Balance, end of period	(9,146)	$ (2,476)
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Foreign currency translation adjustments	(4,226)	5,416
Gain (loss) on long term intercompany loan balances [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Foreign currency translation adjustments	$ (2,444)	6,534
AOCI Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance, beginning of period		$ (14,426)